14. Other Operating Income and Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Operating Income And Expense Details
Visa debit card income	$ 3,170	$ 2,990	$ 2,092
Net appraisal management fee income	525	718	737
Insurance and brokerage commissions	701	661	517
Advertising	804	685	695
FDIC insurance	739	864	894
Visa debit card expense	905	823	729
Telephone	574	570	554
Foreclosure/OREO expense	317	356	677
Internet banking expense	644	568	593
FHLB advance prepayment penalty	869	530	0
Consulting	609	468	499
NC Tax Credit Amortization	$ 870	$ 160	$ 0